Leases - Summary of Supplemental Information Related to Operating Lease (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule Of Supplemental Information Related To Operating Leases [Abstract]
Operating lease right-of-use assets	¥ 1,262,134	$ 177,768	¥ 1,425,117
Operating lease liabilities, current	653,529	92,048	693,496
Operating lease liabilities, non-current	568,039	80,007	678,000
Total operating lease liabilities	¥ 1,221,568	$ 172,055	¥ 1,371,496
Weighted average remaining lease term	2 years 6 months 21 days	2 years 6 months 21 days	2 years 6 months 14 days
Weighted average discount rate	8.10%	8.10%	6.90%